Nature of Operations and Summary of Significant Accounting Policies - Schedule of Useful Life of Property and Equipment (Details) - Just Right Products, Inc. [Member]	12 Months Ended
Dec. 31, 2017
Equipment [Member] | Minimum [Member]
Estimated Useful Lives	5 years
Equipment [Member] | Maximum [Member]
Estimated Useful Lives	7 years
Leasehold Improvements [Member]
Estimated Useful Lives description	Shorter of useful life or lease term
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Lives	4 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Lives	7 years
Websites [Member]
Estimated Useful Lives	3 years